Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Financial Instruments
Derivative Financial Instruments

17. Derivative Financial Instruments

        The fair value of the derivative assets is as follows:

	As of December 31,
	2017	2018
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,615	9,731

Total	6,615	9,731

Derivative financial instruments, current asset	577	4,615
Derivative financial instruments, non-current asset	6,038	5,116

Total	6,615	9,731

        The fair value of the derivative liabilities is as follows:

	As of December 31,
	2017	2018
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	269	4,218
Forward foreign exchange contracts	—	578

Total	269	4,796

Derivative financial instruments, current liability	269	1,253
Derivative financial instruments, non-current liability	—	3,543

Total	269	4,796

Interest rate swap agreements

        The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership's exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month U.S. dollar LIBOR, and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

        The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	December 31, 2018
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	—	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	3.14%	—	N/A

						470,000	550,000

        In July 2016, the Partnership terminated the interest rate swap agreements of GAS-seven Ltd. and GAS-eight Ltd. associated with the Legacy Facility Refinancing (Note 6) paying their fair value on that date. The cumulative loss of $2,527, relating solely to the GAS-seven Ltd. swap agreements, from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2016.

        The change in the fair value of the contracts not designated as cash flow hedging instruments for the year ended December 31, 2018 amounted to a loss of $833 (December 31, 2017: $2,174 gain and December 31, 2016: $1,570 loss), which was recognized against earnings in the period incurred and is included in Loss/(gain) on interest rate swaps.

Forward foreign exchange contracts

        The Partnership uses non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in euros ("EUR"). Under these non-deliverable forward foreign exchange contracts, the counterparties (GasLog and the Partnership) settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

        The principal terms of the forward foreign exchange contracts held for trading are as follows:

Company	Counterparty	Trade Date	Settlement Date	Fixed Exchange Rate (USD/EUR)	Notional Amount
GasLog Partners	GasLog	May 2018	Jan 2019	1.199415	€2,000
GasLog Partners	GasLog	May 2018	Feb 2019	1.200865	€2,000
GasLog Partners	GasLog	May 2018	Mar 2019	1.202315	€2,000
GasLog Partners	GasLog	June 2018	Apr 2019	1.19315	€2,000
GasLog Partners	GasLog	June 2018	May 2019	1.19645	€2,000
GasLog Partners	GasLog	June 2018	June 2019	1.19965	€2,000
GasLog Partners	GasLog	August 2018	July 2019	1.1738	€2,000
GasLog Partners	GasLog	August 2018	Aug 2019	1.1772	€2,000
GasLog Partners	GasLog	August 2018	Sept 2019	1.1809	€2,000

				Total	€18,000

        The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2018. The change in the fair value of these contracts for the year ended December 31, 2018 amounted to a loss of $578 (December 31, 2017: nil and December 31, 2016: nil), which was recognized against earnings in the period incurred and is included in Loss/(gain) on interest rate swaps.

        An analysis of Loss/(gain) on derivatives is as follows:

	For the year ended December 31,
	2016	2017	2018
Realized loss/(gain) on derivatives held for trading	2,740	2,053	(1,363)
Unrealized loss/(gain) on derivatives held for trading	1,570	(2,174)	1,411
Recycled loss of cash flow hedges reclassified to profit or loss	2,527	—	—

Total loss/(gain) on derivatives	6,837	(121)	48

Fair value measurements

        The fair value of the Partnership's financial assets and liabilities approximate to their carrying amounts at the reporting date.

        The fair value of derivatives at the end of the reporting period is determined by discounting the future cash flows using the interest rate curves at the end of the reporting period, the estimation of the counterparty risk and the Partnership's own risk inherent in the contract. The derivatives met Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels, provided by IFRS 13 Fair Value Measurement, are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).